American Century Investments®
Quarterly Portfolio Holdings
Value Fund
December 31, 2019

Value - Schedule of Investments
DECEMBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Airlines — 0.6%
Southwest Airlines Co.	310,815	16,777,793
Auto Components — 1.0%
BorgWarner, Inc.	344,850	14,959,593
Delphi Technologies plc(1)	931,667	11,953,288
		26,912,881
Automobiles — 1.4%
General Motors Co.	633,954	23,202,717
Honda Motor Co. Ltd.	562,300	15,860,902
		39,063,619
Banks — 16.0%
Bank of America Corp.	1,939,370	68,304,611
BOK Financial Corp.	73,491	6,423,113
Comerica, Inc.	234,027	16,791,437
JPMorgan Chase & Co.	715,671	99,764,538
M&T Bank Corp.	88,245	14,979,589
PNC Financial Services Group, Inc. (The)	226,388	36,138,317
Truist Financial Corp.	579,035	32,611,251
U.S. Bancorp	1,345,357	79,766,217
UMB Financial Corp.	198,781	13,644,328
Wells Fargo & Co.	1,412,948	76,016,602
		444,440,003
Biotechnology — 0.9%
Gilead Sciences, Inc.	367,390	23,873,002
Building Products — 0.4%
Johnson Controls International plc	292,414	11,904,174
Capital Markets — 5.3%
Ameriprise Financial, Inc.	107,343	17,881,197
Bank of New York Mellon Corp. (The)	540,160	27,186,253
BlackRock, Inc.	54,470	27,382,069
Franklin Resources, Inc.	428,562	11,134,041
Invesco Ltd.	1,169,206	21,022,324
Northern Trust Corp.	208,822	22,185,249
State Street Corp.	260,450	20,601,595
		147,392,728
Communications Equipment — 1.2%
Cisco Systems, Inc.	679,704	32,598,604
Containers and Packaging — 0.7%
Sonoco Products Co.	127,279	7,855,660
WestRock Co.	276,600	11,868,906
		19,724,566
Diversified Financial Services — 2.9%
Berkshire Hathaway, Inc., Class A(1)	149	50,598,910

Berkshire Hathaway, Inc., Class B(1)	124,945	28,300,042
		78,898,952
Diversified Telecommunication Services — 5.6%
AT&T, Inc.	2,076,480	81,148,838
Verizon Communications, Inc.	1,183,865	72,689,311
		153,838,149
Electric Utilities — 0.2%
Edison International	70,466	5,313,841
Electrical Equipment — 3.0%
Emerson Electric Co.	365,963	27,908,338
Hubbell, Inc.	192,190	28,409,526
nVent Electric plc	1,070,075	27,372,519
		83,690,383
Electronic Equipment, Instruments and Components — 1.1%
TE Connectivity Ltd.	306,329	29,358,571
Energy Equipment and Services — 4.2%
Baker Hughes Co.	1,147,738	29,416,525
Halliburton Co.	1,034,290	25,309,076
National Oilwell Varco, Inc.	532,708	13,344,336
Schlumberger Ltd.	1,201,456	48,298,531
		116,368,468
Equity Real Estate Investment Trusts (REITs) — 0.7%
Weyerhaeuser Co.	666,180	20,118,636
Food and Staples Retailing — 2.1%
Koninklijke Ahold Delhaize NV	706,485	17,705,834
Walmart, Inc.	340,261	40,436,617
		58,142,451
Food Products — 3.5%
Conagra Brands, Inc.	367,478	12,582,447
Kellogg Co.	365,519	25,279,294
Mondelez International, Inc., Class A	679,561	37,430,220
Orkla ASA	2,054,450	20,821,691
		96,113,652
Health Care Equipment and Supplies — 4.0%
Medtronic plc	468,150	53,111,618
Siemens Healthineers AG	415,103	19,932,887
Zimmer Biomet Holdings, Inc.	257,227	38,501,737
		111,546,242
Health Care Providers and Services — 3.2%
Cardinal Health, Inc.	777,965	39,349,470
Cigna Corp.	65,405	13,374,668
McKesson Corp.	257,970	35,682,410
		88,406,548
Hotels, Restaurants and Leisure — 0.6%
Carnival Corp.	336,592	17,108,971
Household Products — 2.3%
Procter & Gamble Co. (The)	499,359	62,369,939
Industrial Conglomerates — 3.4%
General Electric Co.	6,328,109	70,621,697

Siemens AG	187,100	24,457,694
		95,079,391
Insurance — 3.2%
Chubb Ltd.	268,363	41,773,385
MetLife, Inc.	379,148	19,325,173
Reinsurance Group of America, Inc.	132,579	21,618,332
Unum Group	214,240	6,247,238
		88,964,128
Leisure Products — 0.5%
Mattel, Inc.(1)(2)	919,267	12,456,068
Machinery — 1.5%
Cummins, Inc.	63,770	11,412,279
IMI plc	1,916,200	29,984,907
		41,397,186
Metals and Mining — 0.5%
BHP Group Ltd.	530,755	14,537,598
Multiline Retail — 0.5%
Target Corp.	117,194	15,025,443
Oil, Gas and Consumable Fuels — 9.5%
Apache Corp.	278,275	7,121,057
Chevron Corp.	524,827	63,246,902
Cimarex Energy Co.	401,051	21,051,167
ConocoPhillips	413,263	26,874,493
Devon Energy Corp.	1,183,900	30,745,883
EQT Corp.	1,439,271	15,688,054
Noble Energy, Inc.	1,534,832	38,125,227
Royal Dutch Shell plc, B Shares	880,075	26,224,102
TOTAL SA	631,084	34,875,122
		263,952,007
Paper and Forest Products — 0.5%
Mondi plc	591,955	13,974,021
Pharmaceuticals — 8.6%
Allergan plc	140,755	26,908,133
Johnson & Johnson	591,232	86,243,012
Merck & Co., Inc.	286,472	26,054,628
Pfizer, Inc.	2,153,543	84,375,815
Teva Pharmaceutical Industries Ltd. ADR(1)	1,621,107	15,886,849
		239,468,437
Road and Rail — 1.1%
Heartland Express, Inc.	1,440,171	30,315,600
Semiconductors and Semiconductor Equipment — 3.1%
Applied Materials, Inc.	159,574	9,740,397
Intel Corp.	955,562	57,190,386
QUALCOMM, Inc.	222,654	19,644,762
		86,575,545
Software — 1.1%
Oracle Corp. (New York)	561,739	29,760,932
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	178,486	28,586,318

Technology Hardware, Storage and Peripherals — 0.5%
HP, Inc.	732,985	15,062,842
Textiles, Apparel and Luxury Goods — 1.4%
Ralph Lauren Corp.	126,810	14,864,668
Tapestry, Inc.	904,042	24,382,013
		39,246,681
Trading Companies and Distributors — 1.2%
MSC Industrial Direct Co., Inc., Class A	434,159	34,068,457
TOTAL COMMON STOCKS (Cost $1,884,810,978)		2,732,432,827
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Value ETF (Cost $9,880,518)	72,430	9,885,246
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $37,094,685), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $36,315,108)		36,312,385
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $8,247,196), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $8,082,292)		8,082,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	21,503	21,503
TOTAL TEMPORARY CASH INVESTMENTS (Cost $44,415,888)		44,415,888
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $2,640,876)	2,640,876	2,640,876
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $1,941,748,260)		2,789,374,837
OTHER ASSETS AND LIABILITIES — (0.6)%		(15,445,182)
TOTAL NET ASSETS — 100.0%		$2,773,929,655

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,756,060	AUD	15,663,907	Bank of America N.A.	3/31/20	$(260,015)
USD	71,416,990	EUR	63,615,220	Credit Suisse AG	3/31/20	(334,343)
USD	50,995,942	GBP	38,713,385	JPMorgan Chase Bank N.A.	3/31/20	(407,430)
USD	1,596,410	GBP	1,228,790	JPMorgan Chase Bank N.A.	3/31/20	(35,169)
JPY	39,220,425	USD	360,176	Bank of America N.A.	3/31/20	2,502
USD	12,486,464	JPY	1,358,376,225	Bank of America N.A.	3/31/20	(74,671)
USD	15,054,405	NOK	135,716,967	Goldman Sachs & Co.	3/31/20	(408,041)
						$(1,517,167)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,144,600. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $10,470,715, which includes securities collateral of $7,829,839.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Automobiles	23,202,717	15,860,902	—
Food and Staples Retailing	40,436,617	17,705,834	—
Food Products	75,291,961	20,821,691	—
Health Care Equipment and Supplies	91,613,355	19,932,887	—
Industrial Conglomerates	70,621,697	24,457,694	—
Machinery	11,412,279	29,984,907	—
Metals and Mining	—	14,537,598	—
Oil, Gas and Consumable Fuels	202,852,783	61,099,224	—
Paper and Forest Products	—	13,974,021	—
Other Industries	1,998,626,660	—	—
Exchange-Traded Funds	9,885,246	—	—
Temporary Cash Investments	21,503	44,394,385	—
Temporary Cash Investments - Securities Lending Collateral	2,640,876	—	—
	2,526,605,694	262,769,143	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,502	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,519,669	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.